Critical accounting estimates and judgments	3 Months Ended
Apr. 30, 2018
Disclosure of changes in accounting estimates [abstract]
Critical accounting estimates and judgements
Critical accounting estimates and judgments

The preparation of condensed consolidated interim financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from those estimates.

In preparing these condensed consolidated interim financial statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those that applied to the consolidated financial statements for the year ended January 31, 2018, except for the critical judgments applied in relation to the Group’s accounting policy for revenue recognition following the adoption of IFRS 15 Revenue from contracts with customers effective February 1, 2018. The judgments applied on adoption of IFRS 15 are detailed below.

Revenue Recognition
The Group recognizes revenue from licensing fees, collaboration fees, development, regulatory and approval milestone fees, sales milestones and sales-based royalties. Agreements generally include a non-refundable upfront fee, milestone payments, the receipt of which is dependent upon the achievement of certain clinical, regulatory or commercial milestones, as well as royalties on product sales of licensed products, if and when such product sales occur. For these agreements, the Group is required to apply judgment as follows; the identification of the number of performance obligations within a contract, the allocation of the transaction price to those performance obligations and the timing of when milestone payments are included in the transaction price.
In relation to the license and collaboration agreement with Sarepta and the license and commercialization agreement with Eurofarma, the Group has assessed that the license to commercialize the Group’s intellectual property is not distinct in the context of the contract and that there is a transformational relationship between the license and the research and development activities delivered as they are highly interrelated elements of the contract. The Group has therefore determined that there is one single performance obligation under IFRS 15 in relation to the license granted and research and development activities which is the transfer of a license for which the associated research and development activities are completed over time. In the case of the Sarepta agreement, management has assessed that there are two further performance obligations which are the research and clinical development activities relating to the future generation small molecule utrophin modulators and the grant of a license to commercialize in Latin American, which is at the option of Sarepta. These performance obligations are separate and distinct from the transfer of a license for which the associated research and development activities are completed over time.
The allocation of the transaction price is based on the relative stand-alone selling price of those services provided and the performance obligation activities to which the terms of the payments specifically relate to. Milestone payments and other variable consideration are only included in the transaction price allocated to a performance obligation when it becomes highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The allocated transaction price is recognized over the respective performance period of each performance obligation.
As a result, the upfront payments, development milestones and development cost share income are initially reported as deferred revenue in the Consolidated Statement of Financial Position and are being recognized as revenue over the development period. See Note 1 ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’ for details of the impact of the initial adoption of IFRS 15.